RETAINED PROFITS (Details) - Schedule of Retained Profits - Retained earnings [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		£ 27,321	£ 36,749
Profit for the year	[1]	2,796	4,182
Capital transactions with parent
Dividends paid		(4,100)	(11,022)	£ (2,650)
Capital repayments			(2,975)
Capital contributions received		229	265	432
Return of capital contributions		(5)	(9)	(77)
		(3,876)	(13,741)
Distributions on other equity instruments	[1]	(281)	(275)
Realised gains and losses on equity shares held at fair value through other comprehensive income		12	(111)
Redemption of preference shares				(600)
Post-retirement defined benefit scheme remeasurements		(1,117)	120	482
Share of other comprehensive income of associates and joint ventures			8
Gains and losses attributable to own credit risk (net of tax)	[2]	(306)	389
Ending Balance		24,549	27,321	36,749
The Group [member] | Previously stated [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance			37,718	36,231
Profit for the year	[1]			4,213
Capital transactions with parent
Dividends paid				(2,650)
Capital contributions received				432
Return of capital contributions				(77)
				(2,295)
Distributions on other equity instruments	[1]			(273)
Redemption of preference shares				(600)
Post-retirement defined benefit scheme remeasurements				482
Gains and losses attributable to own credit risk (net of tax)	[2]			(40)
Ending Balance				37,718
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance			(969)
Capital transactions with parent
Ending Balance				(969)
The Bank [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		45,051	52,843
Profit for the year	[1]	2,446	6,141
Capital transactions with parent
Dividends paid		(4,100)	(11,022)	(2,650)
Capital repayments			(2,975)
Capital contributions received		229	265	432
Return of capital contributions		(5)	(9)	(77)
		(3,876)	(13,741)
Distributions on other equity instruments	[1]	(281)	(275)
Realised gains and losses on equity shares held at fair value through other comprehensive income		12	(144)
Redemption of preference shares				(600)
Post-retirement defined benefit scheme remeasurements		(576)	(162)	332
Gains and losses attributable to own credit risk (net of tax)	[2]	(306)	389
Adjustment on vesting of businesses				278
Ending Balance		£ 42,470	45,051	52,843
The Bank [member] | Previously stated [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance			53,145	50,390
Profit for the year	[1]			5,353
Capital transactions with parent
Dividends paid				(2,650)
Capital contributions received				432
Return of capital contributions				(77)
				(2,295)
Distributions on other equity instruments	[1]			(273)
Redemption of preference shares				(600)
Post-retirement defined benefit scheme remeasurements				332
Gains and losses attributable to own credit risk (net of tax)	[2]			(40)
Adjustment on vesting of businesses				278
Ending Balance				53,145
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance			£ (302)
Capital transactions with parent
Ending Balance				£ (302)

[1]	Restated, see note 1.
[2]	During 2017 the Group and the Bank derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of 3 million, net of tax, had been recognised directly in retained profits (2018 and 2019: nil).